Cover	Jul. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by Bergio International, Inc., a Wyoming corporation (the “Company” or “BRGO”) in connection with the completion of the acquisition of the assets and operations of the business of Gear Bubble, Inc., a Nevada corporation, as first detailed in the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on July 12, 2021. As indicated in the Merger Agreement detailed therein, the completion of the Acquisition required audited financial statements of Gear Bubble. The purpose of this Amendment to the Current Report filed on July 12, 2021 is to provide the audited financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original 8-K as permitted by the rules of the SEC.
Document Period End Date	Jul. 01, 2021
Entity File Number	333-150029
Entity Registrant Name	BERGIO INTERNATIONAL, INC.
Entity Central Index Key	0001431074
Entity Tax Identification Number	27-1338257
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	12 Daniel Road
Entity Address, City or Town	East Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07004
City Area Code	973
Local Phone Number	227-3230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false